CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Due from merchant credit card processor, reserve for chargebacks	$ 2,500	$ 15,000
Accounts receivable, allowance for doubtful accounts	256,833	61,000
Property and equipment, accumulated depreciation	27,879	16,595
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	16,214,528	12,038,163
Common stock, shares outstanding	16,214,528	12,038,163
Senior Convertible Notes Payable to Related Parties[Member]
Long Term Debt Instrument Unamortized Discount	$ 0	$ 3,530